LEGAL PROCEEDINGS (Details) ₽ in Millions															1 Months Ended			3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 28, 2017 USD ($)	Nov. 06, 2017 USD ($)	Oct. 12, 2017 defendant	Jun. 30, 2017 USD ($)	Jun. 16, 2017 group	Apr. 14, 2017 claim	Mar. 24, 2017 case	Jul. 21, 2016 USD ($) member	Dec. 03, 2015 claim	Oct. 30, 2015 case	Apr. 06, 2015 action	Nov. 07, 2014 class_action	Dec. 04, 2013 USD ($)	Dec. 04, 2013 RUB (₽)	Feb. 28, 2018 USD ($)	Apr. 30, 2016 USD ($)	Nov. 30, 2014 USD ($)	Jun. 30, 2017 USD ($)	Sep. 16, 2016 action	Dec. 31, 2017 USD ($) group case action	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) case action	Dec. 20, 2017 USD ($)	Dec. 30, 2016 case	Nov. 02, 2016 USD ($)	Mar. 31, 2015 manufacturer	Mar. 12, 2015 class_action	Jul. 31, 2013 manufacturer
Legal proceedings and other matters
Current accrued loss contingencies																				$ 243,000,000
Non-current loss contingencies																				20,000,000
Payments for legal settlements																				$ 221,000,000	$ 69,000,000	$ 33,000,000
Salix
Legal proceedings and other matters
Recent suits filed | action											2
Number of punitive class action lawsuits | class_action												3
Payments for legal settlements																		$ 210,000,000
Sprout | Minimum
Legal proceedings and other matters
Contractual obligations																							$ 200,000,000		$ 200,000,000
Canada
Legal proceedings and other matters
Recent suits filed | case																						6
New York
Legal proceedings and other matters
Recent suits filed | class_action												2
Unfavorable Regulatory Action | New Jersey
Legal proceedings and other matters
Recent suits filed | action																			3
Violation of Canadian Provincial Securities Legislation | Canada
Legal proceedings and other matters
Recent suits filed | action																						5
New claims filed but not yet served | action																				2
Investigation by the State of Texas
Legal proceedings and other matters
Damages sought																$ 20,000,000
Valeant US Securities Litigation | New Jersey
Legal proceedings and other matters
Number of groups of investors | group					10															26
Valeant US Securities Litigation | Unfavorable Regulatory Action | New Jersey
Legal proceedings and other matters
Recent suits filed | case										4
Contact Lens Antitrust Class Actions
Legal proceedings and other matters
Number of manufacturers | manufacturer																										3
Johnson & Johnson Talcum Powder Litigation
Legal proceedings and other matters
Recent suits filed | case							1
Number of lawsuits | case							1																	1
Shower to Shower Product Liability Litigation
Legal proceedings and other matters
Number of lawsuits | case																				140
Shower to Shower Product Liability Litigation | Canada
Legal proceedings and other matters
Number of lawsuits | case																				2
Shower to Shower Product Liability Litigation | British Columbia
Legal proceedings and other matters
Number of lawsuits | case																				1
Shower to Shower Product Liability Litigation | Quebec
Legal proceedings and other matters
Number of lawsuits | case																				1
Arbitration with Alfa Wasserman
Legal proceedings and other matters
Damages sought								$ 285,000,000
Development costs								$ 80,000,000
Number of members on the arbitration tribunal | member								3
Mimetogen Pharmaceuticals Litigation
Legal proceedings and other matters
Damages sought																	$ 20,000,000
Litigation settlements				$ 20,000,000
Salix Shareholder Class Actions
Legal proceedings and other matters
Number of lawsuits | class_action																											6
AntiGrippin Litigation | Natur Produkt | Anti-Grippin Trademark
Legal proceedings and other matters
Recent suits filed | claim									2
Damages awarded to plaintiff | ₽														₽ 1,660
AntiGrippin Litigation | Natur Produkt | Anti-Grippin Trademark | Other Expense
Legal proceedings and other matters
Recognized charge during period													$ 50,000,000
Depomed/PDL Litigation
Legal proceedings and other matters
Litigation settlements		$ 13,000,000
Allergan Shareholder Class Actions
Legal proceedings and other matters
Litigation settlements	$ 290,000,000
Allergan Shareholder Class Actions | Valeant Co Parties
Legal proceedings and other matters
Litigation settlements	$ 96,000,000
Payment liability, percent	33.00%
Allergan Shareholder Class Actions | Pershing Square Parties
Legal proceedings and other matters
Litigation settlements	$ 195,000,000
Payment liability, percent	67.00%
Qui Tan Complaint
Legal proceedings and other matters
Number of other defendants named | defendant			3
Solodyn Antitrust Class Actions
Legal proceedings and other matters
Number of manufacturers | manufacturer																												3
Number of claims settled | claim						2
Solodyn Antitrust Class Actions | Subsequent event
Legal proceedings and other matters
Damages awarded to plaintiff															$ 58,000,000